LMCG INTERNATIONAL SMALL CAP FUND (the “Fund”)

Supplement dated April 15, 2020 to the Prospectus
dated August 1, 2019, as supplemented

All references in the Prospectus to the business address of LMCG Investments, LLC as 200 Clarendon Street, 28th Floor, Boston, MA 02116 are hereby deleted and replaced with One Boston Place, 201 Washington Street, 29th Floor, Boston, MA 02108.

*  * *

For more information, please contact a Fund customer service representative toll free at
(877) 591-4667.

PLEASE RETAIN FOR FUTURE REFERENCE.

 LMCG INTERNATIONAL SMALL CAP FUND (the “Fund”)

Supplement dated April 15, 2020 to the Statement of Additional Information (“SAI”)
dated August 1, 2019, as supplemented

All references in the SAI to the business address of LMCG Investments, LLC as 200 Clarendon Street, 28th Floor, Boston, MA 02116 are hereby deleted and replaced with One Boston Place, 201 Washington Street, 29th Floor, Boston, MA 02108.

* * *

For more information, please contact a Fund customer service representative toll free at
(877) 591-4667.

PLEASE RETAIN FOR FUTURE REFERENCE.